Consolidated Statement of Changes in Equity - COP ($) $ in Millions	Issued capital [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2016	$ 22,281	$ 8,307,527	$ 6,522,128	$ 749,617	$ 15,601,553	$ 9,057,669	$ 24,659,222
Acquisition of non-controlling interest		(4,096)			(4,096)		(4,096)
Dividends declared			(1,310,124)		(1,310,124)	(711,578)	(2,021,702)
Other comprehensive income				37,249	37,249	38,121	75,370
Net income			1,962,414		1,962,414	1,200,019	3,162,433
Balance at Dec. 31, 2017	22,281	8,303,431	7,174,418	786,866	16,286,996	9,584,231	25,871,227
Change in accounting policies on January 1,			(419,304)	45,833	(373,471)	(19,647)	(393,118)
Balance at January 1,	22,281	8,303,431	6,755,114	832,699	15,913,525	9,564,584	25,478,109
Issuance of shares						988,072	988,072
Dilution		181,579			181,579	(181,579)
Dividends declared			(1,069,489)		(1,069,489)	(749,987)	(1,819,476)
Acquisition of NCI without a change in control		(12,674)			(12,674)	(54,483)	(67,157)
Other comprehensive income				(135,926)	(135,926)	(73,825)	(209,751)
Net income			2,912,694		2,912,694	2,271,857	5,184,551
Balance at Dec. 31, 2018	22,281	8,472,336	8,598,319	696,773	17,789,709	11,764,639	29,554,348
Change in accounting policies on January 1,			(5,101)		(5,101)	(21,881)	(26,982)
Balance at January 1,	22,281	8,472,336	8,593,218	696,773	17,784,608	11,742,758	29,527,366
Dividends declared			(1,336,861)		(1,336,861)	(830,160)	(2,167,021)
Acquisition of NCI without a change in control		(26,570)			(26,570)	(40,527)	(67,097)
Realized gain or loss on equity instruments			12,651		12,651	11,222	23,873
Withholding Tax over dividends			(14,344)		(14,344)	(21,692)	(36,036)
Other comprehensive income				396,674	396,674	305,056	701,730
Net income			3,034,409		3,034,409	2,331,045	5,365,454
Balance at Dec. 31, 2019	$ 22,281	$ 8,445,766	$ 10,289,073	$ 1,093,447	$ 19,850,567	$ 13,497,702	$ 33,348,269